Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Vessel operating revenues	$ 347,637	$ 356,349	$ 371,022
Operating expenses
Voyage expenses	(12,372)	(3,368)	(1,678)
Vessel operating expenses	(74,876)	(69,918)	(68,357)
Administrative expenses	(7,966)	(9,788)	(10,467)
Depreciation	(76,619)	(75,482)	(73,363)
Operating income	175,804	197,793	217,157
Other income/(expenses)
Interest income	4,088	4,467	4,868
Interest expense	(92,625)	(105,588)	(108,724)
Extinguishment of long-term debt	(4,069)	(637)	(10,238)
Gain on derivatives	(7,448)	22,838	18,281
Other financial items	(853)	(1,057)	(1,227)
Income before tax	74,897	117,816	120,117
Income tax expense	(82)	(132)	(78)
Net income	$ 74,815	$ 117,684	$ 120,039
Earnings per share:
Basic earnings per share (in dollars per share)	$ 1.38	$ 2.19	$ 2.24
Diluted earnings per share (in dollars per share)	$ 1.38	$ 2.18	$ 2.22